Note 5 - Loan Servicing (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Custodial Escrow Balance [Member]
Servicing Asset (in Dollars)	$ 1,433,000	$ 1,438,000
Mortgage Servicing Rights [Member]
Servicing Asset (in Dollars)	$ 5,494,000	$ 6,034,000
Fair Value Inputs, Discount Rate	7.018%	7.375%
Fair Value Inputs, Prepayment Rate	17.01%	14.79%
Delinquency Rate	1.01%	1.09%
Weighted Average Amortization Period	3 years 219 days